Consolidated Condensed Consolidated Statements Of Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2014-09 [Member]
Stock-based compensation	$ 2,390
Spaceflight Inc.
Stock-based compensation	$ 218